Operating Segments - Schedule of Operating and Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Segment revenue
Revenue from external customers	$ 8,673	$ 22,814		$ 33,066	$ 25,271
Dividend income		634
Changes in fair value on financial assets measured at FVTPL	16,279	(3,003)		15,386	16,940
Total segment revenue	24,952	20,445	$ 11,997	48,452	42,211
Profit before tax	32,777	42,460		45,298	28,870
Digital Solutions Services [Member]
Segment revenue
Total segment revenue	1,764	3,413		29,577	25,203
Media and entertainment services [Member]
Segment revenue
Total segment revenue	16,306	(2,365)		16,680	17,008
Hotel Operations, Hospitality and VIP Services [Member]
Segment revenue
Total segment revenue	6,882	19,397		2,195
Operating Segments [Member]
Segment revenue
Dividend income		634
Changes in fair value on financial assets measured at FVTPL	16,279	(3,003)		15,386	16,940
Segment profits/(losses)	13,704	(2,971)		39,659	35,140
Operating Segments [Member] | External Customers [Member]
Segment revenue
Revenue from external customers	7,362	20,211		30,838	23,545
Operating Segments [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers	1,311	2,603		2,228	1,726
Operating Segments [Member] | Digital Solutions Services [Member]
Segment revenue
Dividend income
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	(221)	2,423		21,557	17,649
Operating Segments [Member] | Digital Solutions Services [Member] | External Customers [Member]
Segment revenue
Revenue from external customers	453	810		27,349	23,477
Operating Segments [Member] | Digital Solutions Services [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers	1,311	2,603		2,228	1,726
Operating Segments [Member] | Media and entertainment services [Member]
Segment revenue
Dividend income		634
Changes in fair value on financial assets measured at FVTPL	16,279	(3,003)		15,386	16,940
Segment profits/(losses)	16,114	(2,365)		19,287	17,491
Operating Segments [Member] | Media and entertainment services [Member] | External Customers [Member]
Segment revenue
Revenue from external customers	27	4		1,294	68
Operating Segments [Member] | Media and entertainment services [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers
Operating Segments [Member] | Hotel Operations, Hospitality and VIP Services [Member]
Segment revenue
Dividend income
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	(2,189)	(3,029)		(1,185)
Operating Segments [Member] | Hotel Operations, Hospitality and VIP Services [Member] | External Customers [Member]
Segment revenue
Revenue from external customers	6,882	19,397		2,195
Operating Segments [Member] | Hotel Operations, Hospitality and VIP Services [Member] | Related Parties [Member]
Segment revenue
Revenue from external customers
Unallocated Amount [Member] | Operating Segments [Member]
Segment revenue
Other income	8,988	20,020		13,330	4
Other gains and losses	14,342	37,000		153	609
Corporate expenses	$ (4,257)	$ (11,589)		$ (7,844)	$ (6,883)